REVENUE - Schedule of Disaggregated Revenues (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Disaggregation of Revenue [Line Items]
Total revenue, net	$ 2,121,374	$ 1,989,167
Retail
Disaggregation of Revenue [Line Items]
Total revenue, net	1,228,848	1,171,385
Wholesale
Disaggregation of Revenue [Line Items]
Total revenue, net	698,872	617,287
Food service
Disaggregation of Revenue [Line Items]
Total revenue, net	111,730	107,859
Commercial cargo
Disaggregation of Revenue [Line Items]
Total revenue, net	45,303	47,174
Other
Disaggregation of Revenue [Line Items]
Total revenue, net	5,410	14,872
Revenue from sales to unconsolidated affiliates
Disaggregation of Revenue [Line Items]
Total revenue, net	31,211	30,590
Diversified produce
Disaggregation of Revenue [Line Items]
Total revenue, net	1,316,819	1,198,761
Tropical fruit
Disaggregation of Revenue [Line Items]
Total revenue, net	714,965	691,723
Health foods and consumer goods
Disaggregation of Revenue [Line Items]
Total revenue, net	33,737	31,298
Commercial cargo
Disaggregation of Revenue [Line Items]
Total revenue, net	45,303	47,174
Other
Disaggregation of Revenue [Line Items]
Total revenue, net	$ 10,550	$ 20,211